FEE AND COMMISSION INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income
Credit card income	R$ 10,314,150	R$ 9,751,730	R$ 9,469,889
Current accounts	6,663,008	6,885,129	7,026,304
Collections	1,349,286	1,540,117	1,717,627
Loans	2,809,149	1,335,952	1,163,831
Asset management	1,538,038	1,394,247	1,485,465
Consortium management	3,135,339	2,673,025	2,289,698
Custody and brokerage services	1,490,464	1,429,362	1,234,554
Capital Markets / Financial Advisory Services	2,158,120	1,668,543	1,222,074
Payments	369,284	389,389	430,208
Other	1,246,808	1,268,993	917,113
Total	R$ 31,073,646	R$ 28,336,487	R$ 26,956,763